Condensed consolidated statement of comprehensive income - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Net result (before non-controlling interests)	€ 626	€ 1,754
Items that will not be reclassified to the statement of profit or loss:
Realised and unrealised revaluations property in own use	11	36
Remeasurement of the net defined benefit asset/liability	84	(23)
Net change in fair value of equity instruments at FVOCI	(311)	201
Net change in fair value of own credit risk of financial liabilities at FVPL	11	(91)
Items that may subsequently be reclassified to the statement of profit or loss:
Net change in fair value of debt instruments at FVOCI	(81)	1
Realised gains/losses on debt instruments at FVOCI reclassified to the statement of profit or loss	(27)	(36)
Changes in cash flow hedges	644	861
Exchange rate differences and other	(691)	(116)
Share of other comprehensive income of associates and joint ventures and other income	2	(2)
Total comprehensive income	268	2,585
Comprehensive income attributable to:
Non-controlling interests	134	86
Shareholders of the parent	135	2,500
Total comprehensive income	€ 268	€ 2,585